Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Registrant Name	dei_EntityRegistrantName	VANGUARD INSTITUTIONAL INDEX FUNDS
CIK	dei_EntityCentralIndexKey	0000862084
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 06, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 06, 2025
Prospectus Date	rr_ProspectusDate	Feb. 06, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A